Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Argentina 1.2%
Globant SA(a)	23,403	6,133,224
MercadoLibre, Inc.(a)	8,393	9,983,306
Total		16,116,530
Australia 2.2%
Aristocrat Leisure Ltd.	659,873	17,910,282
Cochlear Ltd.	25,500	4,257,507
CSL Ltd.	37,000	7,386,774
Total		29,554,563
Canada 4.6%
Alimentation Couche-Tard, Inc.	216,700	9,762,463
Canadian National Railway Co.	273,947	36,748,320
Toronto-Dominion Bank (The)	191,183	15,168,933
Total		61,679,716
China 1.2%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	457,450	6,282,654
Tencent Holdings Ltd.	215,900	9,951,769
Total		16,234,423
Denmark 7.7%
Chr. Hansen Holding A/S	205,683	15,102,681
Coloplast A/S, Class B	137,751	20,860,803
DSV A/S	51,387	9,848,607
Novo Nordisk A/S, Class B	353,242	39,180,240
Novozymes AS, Class B	120,700	8,275,699
Ørsted AS(a)	82,372	10,310,627
Total		103,578,657
Finland 1.2%
KONE OYJ, Class B	80,900	4,233,506
Neste OYJ	257,211	11,727,065
Total		15,960,571
France 13.3%
Air Liquide SA	39,800	6,962,768
Airbus Group SE(a)	256,451	30,945,556
Dassault Systemes SE	344,830	16,941,031
L’Oreal SA	59,110	23,611,215
LVMH Moet Hennessy Louis Vuitton SE	45,626	32,567,806
Common Stocks (continued)
Issuer	Shares	Value ($)
Safran SA	187,760	22,106,021
Sartorius Stedim Biotech	30,676	12,559,204
Teleperformance SA	33,338	12,698,387
TotalEnergies SE	137,200	6,942,259
VINCI SA	141,566	14,464,177
Total		179,798,424
Germany 3.8%
Adidas AG	29,700	6,920,874
Infineon Technologies AG	588,194	19,898,625
Merck KGaA	40,600	8,478,684
Rational AG	15,289	10,529,878
SAP SE	53,900	5,973,638
Total		51,801,699
Hong Kong 3.4%
AIA Group Ltd.	2,507,000	26,177,808
CLP Holdings Ltd.	603,000	5,867,128
Hang Lung Properties Ltd.	2,855,000	5,754,472
Jardine Matheson Holdings Ltd.	139,700	7,683,500
Total		45,482,908
India 4.8%
Housing Development Finance Corp., Ltd.	601,218	18,798,935
Infosys Ltd.	655,927	16,426,155
Reliance Industries Ltd.	859,549	29,729,716
Total		64,954,806
Ireland 3.5%
ICON PLC(a)	64,090	15,587,970
Kingspan Group PLC	177,112	17,126,039
Ryanair Holdings PLC, ADR(a)	159,211	13,870,462
Total		46,584,471
Italy 0.2%
Recordati Industria Chimica e Farmaceutica SpA	59,100	2,963,237
Japan 9.1%
Asahi Intecc Co., Ltd.	213,200	4,159,243
Daikin Industries Ltd.	115,400	20,957,095
FANUC Corp.	30,300	5,317,951
Hoya Corp.	177,000	20,170,546
Variable Portfolio – Partners International Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Keyence Corp.	64,740	30,020,107
M3, Inc.	84,700	3,059,024
Makita Corp.	146,600	4,690,701
MISUMI Group, Inc.	125,600	3,739,216
Murata Manufacturing Co., Ltd.	96,400	6,350,138
Nihon M&A Center Holdings, Inc.	354,300	4,955,932
Shin-Etsu Chemical Co., Ltd.	46,500	7,064,900
SMC Corp.	13,000	7,266,923
Sysmex Corp.	71,600	5,185,810
Total		122,937,586
Netherlands 3.9%
Adyen NV(a)	8,685	17,202,335
ASML Holding NV	53,430	35,703,095
Total		52,905,430
New Zealand 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	359,607	6,034,274
Norway 0.8%
Tomra Systems ASA	204,552	10,435,012
Singapore 0.5%
Ascendas Real Estate Investment Trust	3,165,024	6,820,082
Spain 2.0%
Amadeus IT Group SA, Class A(a)	334,421	21,743,419
Industria de Diseno Textil SA	250,500	5,462,150
Total		27,205,569
Sweden 5.0%
Atlas Copco AB, Class A	339,090	17,600,797
EQT AB	203,533	7,937,443
Hexagon AB, Class B	1,664,795	23,325,111
Indutrade AB	371,197	9,335,297
Nibe Industrier AB, Class B	809,504	8,972,993
Total		67,171,641
Switzerland 10.4%
Givaudan SA	1,600	6,612,698
Kuehne & Nagel International AG	31,700	9,000,554
Lonza Group AG, Registered Shares	44,877	32,518,052
Nestlé SA, Registered Shares	57,500	7,476,073
Novartis AG, Registered Shares	73,000	6,408,784
Partners Group Holding AG	14,732	18,241,201
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	19,400	7,675,840
SGS SA, Registered Shares	2,170	6,032,913
Sika AG	48,077	15,906,461
Straumann Holding AG, Registered Shares	14,175	22,633,045
VAT Group AG	19,200	7,310,191
Total		139,815,812
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,274,000	26,134,226
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	12,302,680
Total		38,436,906
United Kingdom 14.1%
Ashtead Group PLC	277,029	17,442,969
AstraZeneca PLC	128,090	16,986,405
Compass Group PLC	1,187,467	25,554,404
Diageo PLC	182,400	9,252,163
Experian PLC	687,448	26,484,365
Halma PLC	291,040	9,521,989
Linde PLC	38,278	12,227,141
London Stock Exchange Group PLC	208,961	21,790,580
Prudential PLC	389,100	5,744,390
Rentokil Initial PLC	2,243,973	15,457,563
Segro PLC	857,054	15,066,196
Smith & Nephew PLC	235,472	3,745,153
Spirax-Sarco Engineering PLC	70,110	11,461,637
Total		190,734,955
United States 2.2%
Atlassian Corp. PLC, Class A(a)	58,687	17,244,001
lululemon athletica, Inc.(a)	35,619	13,009,128
Total		30,253,129
Total Common Stocks (Cost $1,163,027,749)		1,327,460,401

2	Variable Portfolio – Partners International Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2022 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	23,128,442	23,119,191
Total Money Market Funds (Cost $23,121,473)		23,119,191
Total Investments in Securities (Cost $1,186,149,222)		1,350,579,592
Other Assets & Liabilities, Net		(2,268,075)
Net Assets		$1,348,311,517
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	31,084,383	60,808,296	(68,773,945)	457	23,119,191	(6,650)	12,488	23,128,442
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7055_12_A01_(05/22)